Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid (CAP) to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually (CAP) Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($ in millions)	rTSR against Constituents of the MSCI China Consumer Discretionary Index (6)
					Total Shareholder Return ($) (4)	MSCI China Consumer Discretionary Index Total Shareholder Return ($) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	14,222,077	17,016,684	2,390,234	2,737,242	105	71	911	62.2%

2023	20,335,792	9,041,796	3,392,452	1,569,060	91	63	827	36.2%

2022	15,892,879	18,178,125	3,577,110	3,947,038	116	74	442	89.1%

2021	16,555,672	6,689,317	3,737,910	2,243,769	105	97	990	36.9%

2020	21,171,578	36,083,539	4,236,753	6,197,764	119	150	784	34.9%

(1)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402 (v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s executive compensation aligns with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Ms. Wat served as the Company’s principal executive officer (“
PEO
”) for the entirety of 2020, 2021, 2022, 2023 and 2024 and the Company’s other NEOs for the applicable years were as follows:

•	2024: Adrian Ding, Warton Wang, Jeff Kuai, Leila Zhang and Andy Yeung.

•	2023: Andy Yeung, Warton Wang, Johnson Huang and Joseph Chan.

•	2022: Andy Yeung, Joseph Chan, Johnson Huang and Aiken Yuen.

•	2021: Andy Yeung, Johnson Huang, Joseph Chan, Aiken Yuen and Danny Tan.

•	2020: Andy Yeung, Johnson Huang, Danny Tan and Aiken Yuen.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Ms. Wat and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Ms. Wat.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Wat during the applicable year, nor the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Wat) during the applicable year. A reconciliation of the adjustments for Ms. Wat and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
For each fiscal year, the amount included in the table is the cumulative total shareholder return as of the end of that year, assuming that the value of the investment in our common stock and peer group was $100 on December 31, 2019 and that all dividends were reinvested. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of the MSCI China Consumer Discretionary Index, which is a free-float adjusted market cap weighted gross total return index, based on MSCI’s Global Investable Market Indexes Methodology, which is the same industry index used for purposes of our Annual Report on Form
10-K.

(6)
As noted in the CD&A, our rTSR percentile ranking against the constituents of the MSCI China Consumer Discretionary Index was utilized as a component in the 2024 Annual PSU Awards, and is viewed as the most important measure by the Company to link pay and performance.

Compensation Actually Paid Adjustments (1)
Year	Summary Compensation Table (SCT) Total ($) (2)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (3)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (4)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (5)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (6)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (7)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (8)	Equals Compensation Actually Paid ($)

				Joey Wat

2024	14,222,077	10,000,081	11,173,884	1,587,107	—	33,697	—	17,016,684

2023	20,335,792	10,000,132	6,436,699	(4,405,524)	—	(3,325,039)	—	9,041,796

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

				Other NEOs (9)

2024	2,390,234	1,270,081	1,419,166	215,882	—	(17,959)	—	2,737,242

2023	3,392,452	1,500,086	965,547	(864,490)	—	(424,363)	—	1,569,060

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(1)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(2)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(3)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year as reported in the Summary Compensation Table, computed in accordance with ASC 718. See Note 13 to the Consolidated Financial Statements included in the Annual Report on Form
10-K
for the year ended December 31, 2024.

(4)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(5)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(6)	Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year.

(7)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718.

(8)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(9)	See footnote (1) on page 93 for the non-PEO NEOs included in the average for each fiscal year.

Company Selected Measure Name	rTSR percentile ranking against the constituents of the MSCI China Consumer Discretionary Index
Named Executive Officers, Footnote
•	2024: Adrian Ding, Warton Wang, Jeff Kuai, Leila Zhang and Andy Yeung.

•	2023: Andy Yeung, Warton Wang, Johnson Huang and Joseph Chan.

•	2022: Andy Yeung, Joseph Chan, Johnson Huang and Aiken Yuen.

•	2021: Andy Yeung, Johnson Huang, Joseph Chan, Aiken Yuen and Danny Tan.

•	2020: Andy Yeung, Johnson Huang, Danny Tan and Aiken Yuen.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the MSCI China Consumer Discretionary Index, which is a free-float adjusted market cap weighted gross total return index, based on MSCI’s Global Investable Market Indexes Methodology, which is the same industry index used for purposes of our Annual Report on Form
10-K.

PEO Total Compensation Amount	$ 14,222,077	$ 20,335,792	$ 15,892,879	$ 16,555,672	$ 21,171,578
PEO Actually Paid Compensation Amount	$ 17,016,684	9,041,796	18,178,125	6,689,317	36,083,539
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments (1)
Year	Summary Compensation Table (SCT) Total ($) (2)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (3)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (4)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (5)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (6)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (7)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (8)	Equals Compensation Actually Paid ($)

				Joey Wat

2024	14,222,077	10,000,081	11,173,884	1,587,107	—	33,697	—	17,016,684

2023	20,335,792	10,000,132	6,436,699	(4,405,524)	—	(3,325,039)	—	9,041,796

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

				Other NEOs (9)

2024	2,390,234	1,270,081	1,419,166	215,882	—	(17,959)	—	2,737,242

2023	3,392,452	1,500,086	965,547	(864,490)	—	(424,363)	—	1,569,060

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(1)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(2)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(3)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year as reported in the Summary Compensation Table, computed in accordance with ASC 718. See Note 13 to the Consolidated Financial Statements included in the Annual Report on Form
10-K
for the year ended December 31, 2024.

(4)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(5)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(6)	Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year.

(7)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718.

(8)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(9)	See footnote (1) on page 93 for the non-PEO NEOs included in the average for each fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,390,234	3,392,452	3,577,110	3,737,910	4,236,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,737,242	1,569,060	3,947,038	2,243,769	6,197,764
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments (1)
Year	Summary Compensation Table (SCT) Total ($) (2)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (3)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (4)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (5)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (6)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (7)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (8)	Equals Compensation Actually Paid ($)

				Joey Wat

2024	14,222,077	10,000,081	11,173,884	1,587,107	—	33,697	—	17,016,684

2023	20,335,792	10,000,132	6,436,699	(4,405,524)	—	(3,325,039)	—	9,041,796

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

				Other NEOs (9)

2024	2,390,234	1,270,081	1,419,166	215,882	—	(17,959)	—	2,737,242

2023	3,392,452	1,500,086	965,547	(864,490)	—	(424,363)	—	1,569,060

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(1)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(2)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(3)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year as reported in the Summary Compensation Table, computed in accordance with ASC 718. See Note 13 to the Consolidated Financial Statements included in the Annual Report on Form
10-K
for the year ended December 31, 2024.

(4)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(5)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(6)	Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year.

(7)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718.

(8)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(9)	See footnote (1) on page 93 for the non-PEO NEOs included in the average for each fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs, and each of the Company cumulative TSR and peer group cumulative TSR.

Compensation Actually Paid vs. Net Income
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs and Net Income.

Compensation Actually Paid vs. Company Selected Measure
•
The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs and rTSR percentile ranking against the constituents of the MSCI China Consumer Discretionary Index.

Total Shareholder Return Vs Peer Group
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs, and each of the Company cumulative TSR and peer group cumulative TSR.

Tabular List, Table

Most Important Financial Performance Measures
•	rTSR against the constituents of the MSCI China Consumer Discretionary Index
•	rTSR against the constituents of the S&P 500 Consumer Discretionary Index
•	System Sales Growth
•	Return on Invested Capital
•	Adjusted Operating Profit Growth
•	Same-store Sales Growth
•	System Net New Builds

Total Shareholder Return Amount	$ 105	91	116	105	119
Peer Group Total Shareholder Return Amount	71	63	74	97	150
Net Income (Loss)	$ 911,000,000	$ 827,000,000	$ 442,000,000	$ 990,000,000	$ 784,000,000
Company Selected Measure Amount	0.622	0.362	0.891	0.369	0.349
PEO Name	Ms. Wat
Measure:: 1
Pay vs Performance Disclosure
Name	rTSR against the constituents of the MSCI China Consumer Discretionary Index
Measure:: 2
Pay vs Performance Disclosure
Name	rTSR against the constituents of the S&P 500 Consumer Discretionary Index
Measure:: 3
Pay vs Performance Disclosure
Name	System Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Profit Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Same-store Sales Growth
Measure:: 7
Pay vs Performance Disclosure
Name	System Net New Builds
Joey Wat [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,222,077	$ 20,335,792	$ 15,892,879	$ 16,555,672	$ 21,171,578
PEO Actually Paid Compensation Amount	17,016,684	9,041,796	18,178,125	6,689,317	36,083,539
PEO | Joey Wat [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,173,884	6,436,699	8,595,753	6,661,504	27,272,183
PEO | Joey Wat [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,587,107	(4,405,524)	2,864,570	(7,555,976)	3,144,165
PEO | Joey Wat [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Joey Wat [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,697	(3,325,039)	110,050	(267,959)	1,495,700
PEO | Joey Wat [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Joey Wat [Member] | Stock Option SAR And Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,081)	(10,000,132)	(9,285,127)	(8,703,924)	(17,000,087)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,419,166	965,547	1,606,822	1,374,102	4,376,554
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,882	(864,490)	500,217	(1,160,113)	366,674
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,959)	(424,363)	14,114	64,843	(32,144)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Option SAR And Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,270,081)	$ (1,500,086)	$ (1,751,225)	$ (1,772,973)	$ (2,750,073)